Consolidated Statements of Cash Flows $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Cash flows from operating activities
Net income (loss)	$ 111,658	$ 114,647	$ (947,511)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	434,264	432,899	401,085
Amortization	279,193	272,561	401,355
Amortization of upfront license fees	205,739	217,341	209,774
Goodwill impairment	99,000	118,000	714,000
Stock-based compensation expense	26,514	33,086	4,704
Debt issuance cost amortization	22,436	22,042	23,217
Loss on extinguishment of debt	11,964	54,423	25,733
Foreign exchange (gain) loss, net	(39,839)	(129,051)	443,977
Gain on sale of assets	(64,714)	(318)	(51,186)
Deferred income taxes	(68,293)	(34,494)	(296,265)
Other non-cash costs, net	23,091	32,275	26,826
Changes in operating assets and liabilities, excluding the effects of dispositions and acquisitions:
Trade and other receivables	(58,213)	(54,356)	45,465
Inventories	84,472	12,556	51,406
Upfront license fees	0	(878,055)	(244,698)
Accounts payable	7,180	(51,990)	(3,031)
Other assets and liabilities	18,683	(131,940)	(141,463)
Net cash provided by operating activities	1,093,135	29,626	663,388
Cash flows from investing activities
Capital expenditures	(442,084)	(533,052)	(698,010)
Proceeds from sale of assets	124,043	19,243	167,452
Proceeds from sale of Double Down Interactive LLC, net of cash divested	0	0	823,788
Other	5,851	2,272	2,336
Net cash (used in) provided by investing activities	(312,190)	(511,537)	295,566
Cash flows from financing activities
Principal payments on long-term debt	(1,264,647)	(1,899,888)	(1,754,259)
Dividends paid	(163,503)	(163,236)	(162,528)
Net (payments of) receipts from financial liabilities	(34,324)	7,123	(150)
Net (payments of) proceeds from short-term borrowings	(32,067)	34,822	0
Debt issuance costs paid	(25,930)	(17,033)	(16,378)
Payments in connection with the extinguishment of debt	(8,689)	(49,976)	(38,832)
Proceeds from long-term debt	1,397,025	1,687,761	1,762,270
Dividends paid - non-controlling interests	(136,655)	(126,926)	(50,601)
Return of capital - non-controlling interests	(98,788)	(85,121)	(52,352)
Capital increase - non-controlling interests	1,499	321,584	41,011
Dividends paid - redeemable non-controlling interests	0	0	(7,307)
Return of capital - redeemable non-controlling interests	0	0	(32,039)
Capital increase - redeemable non-controlling interests	0	0	107,457
Other	(10,195)	(20,655)	(43,264)
Net cash used in financing activities	(376,274)	(311,545)	(246,972)
Net increase (decrease) in cash and cash equivalents, and restricted cash and cash equivalents	404,671	(793,456)	711,982
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents	(22,197)	(197)	52,132
Cash and cash equivalents, and restricted cash and cash equivalents at the beginning of the period	511,777	1,305,430	541,316
Cash and cash equivalents, and restricted cash and cash equivalents at the end of the period	894,251	511,777	1,305,430
Cash paid during the period for:
Interest	(400,022)	(445,698)	(417,110)
Income taxes	(235,385)	(239,831)	(296,386)
Non-cash investing and financing activities:
Capital expenditures	(50,616)	(51,805)	(62,858)
Dividends declared - non-controlling interests	$ 0	$ 0	$ (12,588)